Critical accounting judgements and estimates - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	£ 5,058	£ 6,247
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	4,283	5,153
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	4,670	5,741
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	5,501	6,855
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	7,213	9,225
UK Mortgages | Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	905	1,027
UK Mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	544	614
UK Mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	684	804
UK Mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,100	1,237
UK Mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,064	2,306
Other Retail | Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,053	2,368
Other Retail | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,896	2,181
Other Retail | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,009	2,310
Other Retail | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,152	2,487
Other Retail | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,355	2,745
Commercial Banking | Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,650	2,402
Commercial Banking | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,395	1,910
Commercial Banking | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,527	2,177
Commercial Banking | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,799	2,681
Commercial Banking | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,340	3,718
Other | Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	450	450
Other | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	448	448
Other | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	450	450
Other | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	450	450
Other | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	£ 454	£ 456